Assets and liabilities of operating segments (Tables)	12 Months Ended
Dec. 31, 2020
Assets and liabilities of operating segments
Summarized equity position of reportable operating segments

	12/31/2020

		Linx Pay Meios de
		Pagamento Ltda.		Total
	Software	and its subsidiaries	Eliminations	consolidated
Assets
Current assets	859,655	348,441	(14,075)	1,194,021
Non-current assets	1,518,883	221,843	(256,414)	1,484,312
Total assets	2,378,538	570,284	(270,489)	2,678,333

Liabilities
Current liabilities	294,850	394,314	(101,238)	587,926
Non-current liabilities	463,624	14,079	(7,360)	470,343
Shareholders' equity	1,620,064	161,891	(161,891)	1,620,064
Total liabilities and shareholders' equity	2,378,538	570,284	(270,489)	2,678,333

	12/31/2019

		Linx Pay Meios
		de Pagamento		Total
	Software	Ltda.	Eliminations	consolidated
Assets
Current assets	1,193,336	112,679	(6,045)	1,299,970
Non-current assets	1,292,217	30,930	(59,174)	1,263,973
Total assets	2,485,553	143,609	(65,219)	2,563,943

Liabilities
Current liabilities	284,775	91,117	(6,045)	369,847
Non-current liabilities	410,934	2,837	(9,519)	404,252
Shareholders' equity	1,789,844	49,655	(49,655)	1,789,844
Total liabilities and shareholders' equity	2,485,553	143,609	(65,219)	2,563,943

	12/31/2020

		Linx Pay Meios de
		Pagamento Ltda.		Total
	Software	and its subsidiaries	Eliminations	consolidated
Cash flows arising from:
Operating activities	87,320	(35,931)	—	51,389
Investing activities	7,493	(124,280)	175,000	58,213
Financing activities	(136,728)	165,000	(175,000)	(146,728)

	12/31/2019

		Linx Pay Meios de
	Software	Pagamento Ltda	Eliminations	Total consolidated
Cash flows arising from:
Operating activities	141,895	(10,114)	—	131,781
Investing activities	(667,302)	(21,745)	41,000	(648,047)
Financing activities	545,678	41,000	(41,000)	545,678

	12/31/2018

		Linx Pay Meios de
	Software	Pagamento Ltda	Eliminations	Total consolidated
Cash flows arising from:
Operating activities	97,785	(86)	—	97,699
Investing activities	(34,797)	(557)	995	(34,359)
Financing activities	(53,971)	995	(995)	(53,971)